Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) m²	Dec. 31, 2021 USD ($) m²
Property, Plant and Equipment (Details) [Line Items]
Area of capitalized leasing rights from israel land administration	16,880
Plant area		14,880
Lease period with israel land administration	2058
Extension option for lease with israel land administration	49 years
Machinery [member]
Property, Plant and Equipment (Details) [Line Items]
Cost of facilities, machinery and equipment | $	$ 1,043,000	$ 77,500